INCOME TAXES	2 Months Ended	3 Months Ended
	Apr. 30, 2026	Jul. 31, 2026
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 6 – INCOME TAXES

The Company accounts for income taxes pursuant to ASC Topic 740, Income Taxes.

For the period from February 24, 2026 (inception) through April 30, 2026, the Company incurred a net operating loss of approximately $906, which may be carried forward to offset future taxable income, subject to applicable limitations under the Internal Revenue Code.

Management believes that it is more likely than not that the deferred tax assets related to the Company’s net operating loss carryforwards will not be realized. Accordingly, the Company has recorded a full valuation allowance against such deferred tax assets.

The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of April 30, 2026, the Company had no accrued interest or penalties related to uncertain tax positions and no unrecognized tax benefits.

NOTE 9 — INCOME TAXES

The Company accounts for income taxes under ASC Topic 740, Income Taxes. For the three months ended July 31, 2026, the Company incurred a pretax loss of approximately $192,293 and recorded no income tax benefit because a full valuation allowance is maintained against its deferred tax assets. As of July 31, 2026, the Company had a gross deferred tax asset of approximately $40,572, primarily attributable to net operating loss carryforwards, and a valuation allowance of approximately $40,572, resulting in a net deferred tax asset of $—. The income tax benefit computed at the 21.0% U.S. federal statutory rate for the three months ended July 31, 2026 was approximately $40,382 and was fully offset by the increase in the valuation allowance. Accordingly, the effective income tax rate was 0.0%; the reconciliation consists of the 21.0% federal statutory benefit offset by a (21.0)% valuation-allowance effect. As of July 31, 2026, the Company had no unrecognized tax benefits and no accrued interest or penalties relating to uncertain tax positions.